Basis of Presentation and General Information, Summary (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jan. 19, 2022
Basis of Presentation and General Information [Abstract]
Share capital (in shares)			500
Working capital deficit		$ (26,213)
Net losses	$ 0	(7,914)
Operating cash flows	0	(844)
Basis of Presentation [Abstract]
Planned loan payments	$ 0	2,988
July 2022 and August 2022 Entrust Facilities [Member]
Basis of Presentation [Abstract]
Balloon payment		35,200
July 2022 and August 2022 Entrust Facilities [Member] | Plan [Member]
Basis of Presentation [Abstract]
Planned loan payments		$ 40,700